UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22322

GLOBAL REAL ESTATE INVESTMENTS FUND
(Exact name of registrant as specified in charter)

5251 DTC Parkway, Suite 935
Greenwood Village, CO 80111
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 622-3864

Date of fiscal year end: December 31, 2010

Date of reporting period:  July 1, 2009 through June 30, 2010 (Inception Date of Fund is October 26, 2009)

Item 1. Proxy Voting Record.

HENDERSON LAND DEVELOPMENT CO LTD
Security ID:	6420538			Meeting Type:	Annual General Meeting
Ticker:	0012			Meeting Date:	03-Dec-2009
ISIN	HK0012000102
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.	None		Non Voting
2	Re-elect Dr. Lee Shau Kee as a Director	For	700	0	0	0
3	Re-elect Mr. Colin Lam Ko Yin as a Director	For	700	0	0	0
4	Re-elect Mr. John Yip Ying Chee as a Director	For	700	0	0	0
5	Re-elect Mr. Alexander Au Siu Kee as a Director	For	700	0	0	0
6	Re-elect Madam Fung Lee Woon King as a Director	For	700	0	0	0
7	Re-elect Mr. Eddie Lau Yum Chuen as a Director	For	700	0	0	0
8	Re-elect Mr. Leung Hay Man as a Director	For	700	0	0	0
9	Approve the Director's fee at the rate of HKD 50,000 per annum for each Director and in the case of each Member of the Audit Committee an additional remuneration at the rate of HKD 250,000 per annum	For	700	0	0	0
10	Re-appoint the Auditors and authorize the Directors to fix their remuneration	For	700	0	0	0
11
Authorize the Directors, during the Relevant Period [as
specified], to repurchase ordinary shares of HKD 2.00 each
in the capital of the Company on The Stock Exchange of
Hong Kong Limited [Stock Exchange] or on any other Stock
Exchange on which the shares of the Company may be
listed and recognized by the Stock Exchange and the
Securities and Futures Commission for this purpose,
subject to and in accordance with all applicable laws and
the requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other Stock
Exchange as amended from time to time; the aggregate
nominal amount of the shares of the Company to be
		For	700	0	0	0

repurchased pursuant to the approval in this resolution,
shall not exceed 10% of the aggregate nominal amount of
the share capital of the Company in issue as at the date of
this resolution and the said approval shall be limited
accordingly; and [Authority expires the earlier of the
conclusion of the next AGM of the Company is required by
the Articles of Association of the Companies or the
Companies Ordinance [Chapter 32 of the laws of Hong
Kong] to be held]

12
Authorize the Directors, during the Relevant Period [as
specified], to allot, issue and deal with additional shares of the Company and to make or grant offers, agreements or
options [including warrants, bonds, debentures, notes and
other securities convertible into shares in the Company]
which would or might require the exercise of such powers
either during or after the Relevant Period, provided that the aggregate nominal amount of the share capital of the
Company to be allotted, issued and dealt with pursuant to
the general mandate herein, otherwise than pursuant to: i) a rights issue [as specified]; or ii) any option scheme or
similar arrangement for the time being adopted for the grant or issue to the employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares of the
Company; or iii) an issue of shares in the Company upon
the exercise of the subscription rights or conversion rights attaching to any warrants or convertible notes which may be
issued by the Company or any of
		For	700	0	0	0
13	Approve to extend the general mandate granted to the Directors and for the time being in force to exercise the powers of the Company to allot, issue and deal with any additional shares of the Company pursuant to Ordinary Resolution 3.B, by the addition to the aggregate nominal amount of share capital which may be allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued and dealt with by the Directors pursuant to	For	700	0	0	0

such general mandate an amount representing the
aggregate nominal amount of the share capital of the
Company repurchased by the Company pursuant to
Ordinary Resolution 3.A, provided that such amount does
not exceed 10% of the aggregate nominal amount of the
share capital of the Company at the date of passing this
resolution

SUN HUNG KAI PROPERTIES LTD, HONG KONG
Security ID:	6859927			Meeting Type:	Annual General Meeting
Ticker:	0016			Meeting Date:	03-Dec-2009
ISIN	HK0016000132
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.	None		Non Voting
2	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 30 JUN 2009	For	600	0	0	0
3	Declare the final dividend	For	600	0	0	0
4	Re-elect Mr. Chan Kwok-wai, Patrick as a Director	For	600	0	0	0
5	Re-elect Mr. Yip Dicky Peter as a Director	For	600	0	0	0
6	Re-elect Professor Wong Yue-chim, Richard as a Director	For	600	0	0	0
7	Re-elect Dr. Cheung Kin-tung, Marvin as a Director	For	600	0	0	0
8	Re-elect Dr. Li Ka-cheung, Eric as a Director	For	600	0	0	0
9	Re-elect Sir Po-shing Woo as a Director	For	600	0	0	0
10	Re-elect Mr. Kwan Cheuk-yin, William as a Director	For	600	0	0	0
11	Re-elect Mr. Lo Chiu-chun, Clement as a Director	For	600	0	0	0
12	Re-elect Mr. Kwok Ping-kwong, Thomas as a Director	For	600	0	0	0
13	Approve to fix the Directors' fees [the proposed fees to be paid to each Director, each Vice Chairman and the Chairman for the FY ending 30 JUN 2010 are HKD 100,000, HKD 110,000 and HKD 120,000 respectively]	For	600	0	0	0
14	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	For	600	0	0	0
15	Authorize the Directors of the Company [the Directors] during the relevant period to repurchase shares of the Company and the aggregate nominal amount of the shares which may be repurchased on The Stock Exchange of Hong Kong Limited or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and The Stock Exchange of Hong Kong Limited under the Hong Kong Code on Share Repurchases pursuant to the approval in this resolution shall not exceed	For	600	0	0	0

10% of the aggregate nominal amount of the share capital
of the Company in issue at the date of passing this
resolution; [Authority expires at the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by its Articles of Association or by the laws of Hong
Kong to be held]

16
Authorize the Directors, subject to this resolution, to allot, issue and deal with additional shares in the capital of the
Company and to make or grant offers, agreements, options
and warrants which might require during and after the end
of the relevant period and the aggregate nominal amount of
share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors pursuant to the approval in this resolution, otherwise than pursuant to, i) a rights issue, ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to Officers and/or Employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company, iii) any
scrip dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company, shall not exceed the aggregate of: 10% ten per cent of the aggregate nominal
amount of the share capital of the Company in issue at the
date of passing this resolution plus; [if the Directors are so authorized by a separate ordinary resolution of the
shareholders of the Company] the nominal amount of share
capital of the Company repurchased by the Company
subsequent to the passing of this resolution [up to a
maximum equivalent to 10% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of passing this resolution], and the said approval shall be limited accordingly; [Authority expires at the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
Company is required by its Articles of Association or by the laws of Hong Kong to be held]
		For	600	0	0	0
17	Authorize the Directors to exercise the powers of the Company referred to Resolution 6 convening this meeting in respect of the share capital of the Company referred to in such resolution	For	600	0	0	0
18
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. PLEASE BE
ADVISED THAT ACCORDING TO THE COMPANY'S
ANNOUNCEMENT OF 16 NOV 2009, RESOLUTION 03(I)
(D) [I.E.: TO RE-ELECT DR. CHEUNG KIN-TUNG,
MARVIN AS DIRECTOR] WILL NOT BE PUT FORWARD
TO VOTE AT THE AGM.
		None		Non Voting
LAND SECURITIES GROUP PLC R.E.I.T, LONDON
Security ID:	3180943			Meeting Type:	Ordinary General Meeting
Ticker:	LAND			Meeting Date:	14-Dec-2009
ISIN	GB0031809436
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
Authorize the Directors, for a period of 5 years from the date of this resolution, to offer any holders of ordinary shares of
10 pence each in the capital of the Company, the right to
elect to receive ordinary shares of 10 pence each in the
capital of the Company credited as fully paid, instead of
cash in respect of the whole [or some part, to be determined by the Directors] of the dividend declared during the period starting from the date of this resolution and ending at the
beginning of the 5th AGM of the Company following the
date of this resolution and shall be permitted to do all acts and things required or permitted to be done in Article 128.2 of the Articles of Association of the Company; and to
capitalize the aggregate nominal value of new ordinary
shares in the Company falling to be allotted pursuant to the elections made pursuant to this resolution above out of the
amount standing to the credit of reserves [including any
share premium account or capital redemption reserve] or
profit and loss account, as the Directors may determine, to
apply the sum in paying up such new ordinary shares in full
and allot such new ordinary shares or, as applicable, sell
ordinary shares as are held in treasury by the Company, to
the shareholders of the Company validly making such
elections
		For	0	0	0	550
FONCIERE DES REGIONS, METZ
Security ID:	7745638			Meeting Type:	ExtraOrdinary General Meeting
Ticker:	FDR			Meeting Date:	15-Dec-2009
ISIN	FR0000064578
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
French Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the
necessary card, account details and directions.     The
following applies to Non-Resident Shareowners:   Proxy
Cards: Voting instructions will be forwarded to the Global
Custodians that have become Registered Intermediaries, on
the Vote Deadline Date. In capacity as Registered
Intermediary, the Global Custodian will sign the Proxy Card
and forward to the local custodian. If you are unsure
whether your Global Custodian acts as Registered
Intermediary, please contact your representative
		None		Non Voting
2	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	None		Non Voting
3	Approve the in-kind contributions made by Predica Group Entities and consequential capital increases	For	30	0	0	0
4	Approve the estimations of the in-kind contributions made by Predica Group Entities	For	30	0	0	0
5	Approve the in-kind contributions made by Groupama Group Entities and consequential capital increases	For	30	0	0	0
6	Approve the estimations of the in-kind contributions made by Groupama Group Entities	For	30	0	0	0
7	Approve the issue and free allocation of 46.619.703 warrants shares	For	30	0	0	0
8	Approve the final completion of the in-kind contributions and consequential capital increases associated with the previous resolutions and consequential amendments of the Statutes	For	30	0	0	0
9	Approve to delegate the authority to the Executive Board to the effect of increasing the capital of the Company to the benefit of the employees, Members of a Business Saving Plan	For	30	0	0	0
10	Powers for formalities	For	30	0	0	0
COMMONWEALTH PROPERTY OFFICE FUND
Security ID:	6150664			Meeting Type:	Ordinary General Meeting
Ticker:	CPA			Meeting Date:	16-Mar-2010
ISIN	AU000000CPA7
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
VOTING EXCLUSIONS APPLY TO THIS MEETING FOR
PROPOSALS 1 TO 4 AND VOTES CAST BY ANY
INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM
THE PASSING OF THE PROPOSAL/S WILL BE
DISREGARDED. HENCE, IF YOU HAVE OBTAINED
BENEFIT OR DO EXPECT TO OBTAIN FUTURE BENEFIT
YOU SHOULD NOT VOTE  OR VOTE "ABSTAIN"  FOR
THE RELEVANT PROPOSAL ITEMS.
		None		Non Voting
2	Ratify and approve, for the purposes of ASX Listing Rules 7.1 and 7.4 and for all other purposes, the issue of 109,890,110 ordinary units in Commonwealth Property Office Fund to institutional investors more particularly referred in the explanatory statement accompanying the notice of meeting of unitholders of the Commonwealth Property Office Fund dated 19 FEB 2010	For	0	0	0	17000
3	Ratify and approve, for the purposes of ASX Listing Rules 7.1 and 7.4 and for all other purposes, that the issue of Convertible Notes details of which are set out in the explanatory statement accompanying the notice of meeting of unitholders of the Commonwealth Property Office Fund dated 19 FEB 2010 having a face value of AUD 192,501,386 and which are notionally convertible into 169,231,988 ordinary units in Commonwealth Property Office Fund	For	0	0	0	17000
4	Approve, for the purpose of ASX Listing Rule 7.1 and for all other purposes, the issue of ordinary units in Commonwealth Property Office Fund upon any exchange, redemption or otherwise pursuant to the terms and conditions of the Convertible Notes details of which are set out in the explanatory statement accompanying the notice of meeting of unitholders of the Commonwealth Property Office Fund dated 19 FEB 2010 having a face value of AUD 7,498,614 and which are notionally convertible into 6,592,188 ordinary units in Commonwealth Property Office Fund	For	0	0	0	17000
5
Approve, for the purpose of ASX Listing Rule 10.11 and for
all other purposes, the issue of 15,890,452 ordinary units to
Commonwealth Managed Investments Limited as payment
of its performance fees  details of which are set out in the explanatory statement accompanying the notice of meeting
of unitholders of the Commonwealth Property Office Fund
dated 19 FEB 2010 ; and for the purpose of ASX Listing
Rules 10.11 and 10.13.3 and for all other purposes, the
issue of ordinary units to Commonwealth Managed
Investments Limited as payment of any performance fees
which become payable in respect of any six-month period
from 01 JAN 2010 to 31 DEC 2012  details of the basis of
calculation of which are set out in the explanatory statement accompanying the notice of meeting of unitholders of the
Commonwealth Property Office Fund dated 19 FEB 2010
		For	0	0	0	17000
CASTELLUM AB, GOTHENBURG
Security ID:	B0XP0T0			Meeting Type:	Annual General Meeting
Ticker:	CAST			Meeting Date:	25-Mar-2010
ISIN	SE0000379190
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
MARKET RULES REQUIRE DISCLOSURE OF
BENEFICIAL OWNER INFORMATION FOR ALL VOTED
ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE
BENEFICIAL OWNERS, YOU WILL NEED TO PROVIDE
THE BREAKDOWN OF EACH BENEFICIAL OWNER
NAME, ADDRESS AND SHARE POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS
INFORMATION IS REQUIRED IN ORDER FOR YOUR
VOTE TO BE LODGED
		None		Non Voting
2
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF ATTORNEY
(POA) IS REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY
QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE
		None		Non Voting
3	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK YOU	None		Non Voting
4	Election of Mr. Ragnar Lindqvist to preside as Chairman of the meeting	None		Non Voting
5	Preparation and approval of the voting list	None		Non Voting
6	Approval of the agenda	None		Non Voting
7	Election of one or two persons to verify the minutes	None		Non Voting
8	Consideration of whether or not the general meeting has been duly convened	None		Non Voting
9
Presentation of a) the annual accounts and the audit report
as well as the consolidated annual accounts and the audit
report for the group, b) the Auditor's statement regarding
the Company's compliance 2 4  with the guidelines for
remuneration to members of the Executive Management in
effect since the previous AGM
		None		Non Voting
10	Adopt the profit and loss account and the balance sheet as well as the consolidated profit and loss account and the consolidated balance sheet	For	2000	0	0	0
11	Approve the allocation of the Company's profit in accordance with the adopted balance sheet and the distribution of SEK 3.50 per share and Tuesday, March 30, 2010 as the record day for distribution	For	2000	0	0	0
12	Grant discharge from liability towards the Company in respect of the Members of the Board of Directors and the Managing Director	For	2000	0	0	0
13	The election committee's report on its work and the election committee's statement concerning its proposals regarding the Board of Directors	None		Non Voting
14	Approve the number of Members of the Board of Directors should consist of seven	For	2000	0	0	0
15	Approve the remuneration to the Members of the Board of Directors should be SEK 1,825,000 out of which SEK 475,000 should be allocated to the Chairman of the Board of Directors and SEK 225,000 to each of the remaining Members of the Board of Directors; the proposal entails that the overall remuneration is increased by SEK 300,000 since last year, since the Board of Directors is proposed to be extended with one Member, and the remuneration per person is proposed to be increased by approximately 5% the amounts include compensation for committee work	For	2000	0	0	0
16	Re-elect Mr. Jan Kvarnstrom, Mr. Per Berggren, Mrs. Marianne Dicander Alexandersson, Mrs. Ulla-Britt Frajdin- Hellqvist, Mr. Christer Jacobson and Mr. Goran Linden as the Members of the Board of Directors and elect Mr. Johan Skoglund as a Member of the Board of Directors and and Mr. Jan Kvarnstrom as the Chairman of the Board of Directors	For	2000	0	0	0
17	Appoint a new Election Committee in preparation for the AGM to be held in	For	2000	0	0	0
18	Approve the specified guidelines for the remuneration to the Members of the Executive Management of the Company	For	2000	0	0	0
19	Approve the specified introduction of a new incentive program to Members of the Executive Management is in principle a renewal of the three-year incentive program which has been applied by Castellum during several periods	For	2000	0	0	0
20	Authorize the Board of Directors to acquire on one or several occasions the Company's own shares provided that the Company will at no time hold more than 10% of the total shares in the Company and to transfer the number of own shares held at the time, with deviation from the shareholders' preferential rights, until the next annual general meeting of shareholders	For	2000	0	0	0
HUFVUDSTADEN AB, STOCKHOLM
Security ID:	4449137	Meeting Type:	Annual General Meeting
Ticker:	HUFV	Meeting Date:	25-Mar-2010
ISIN	SE0000170375
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
MARKET RULES REQUIRE DISCLOSURE OF
BENEFICIAL OWNER INFORMATION FOR ALL VOTED
ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE
BENEFICIAL OWNERS, YOU WILL NEED TO PROVIDE
THE BREAKDOWN OF EACH BENEFICIAL OWNER
NAME, ADDRESS AND SHARE POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS
INFORMATION IS REQUIRED IN ORDER FOR YOUR
VOTE TO BE LODGED
		None		Non Voting
2
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF ATTORNEY
(POA) IS REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY
QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE
		None		Non Voting
3	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK YOU	None		Non Voting
4	Opening of meeting	None		Non Voting
5	Election of a Chairman for the general meeting	None		Non Voting
6	Preparation and approval of the voting list	None		Non Voting
7	Election of 1 or 2 persons to check the Minutes	None		Non Voting
8	Approval of the agenda	None		Non Voting
9	Determination whether the general meeting has been duly convened	None		Non Voting
10	Speech by the CEO	None		Non Voting
11	Submission of the annual report and consolidated accounts, and of the audit report and the group audit report	None		Non Voting
12	Adopt the income statement and the consolidated income statement, and the balance sheet and the consolidated balance sheet	For	0	0	0	2000
13	Approve an ordinary dividend of SEK 2.10 per share; and 30 MAR 2010 as the record date for the dividend; and that, provided the shareholders' meeting resolves in accordance with the above proposal, payment of the dividend is anticipated to be made through the auspices of Euroclear Sweden AB on 06 APR 2010	For	0	0	0	2000
14	Grant discharge, from liability, to the Members of the Board of Directors and the Chief Executive Officer	For	0	0	0	2000
15	Approve to determine the number of Board Members at nine	For	0	0	0	2000
16	Approve that fees be paid to the Board of Directors in the amount of SEK 1,575,000, of which SEK 350,000 is to be paid to the Chairman of the Board of Directors and SEK 175,000 to each and every one of the other Members of the Board of Directors with the exception of the CEO, Ivo Stopner; and that fees be paid to the Auditors for time spent in accordance with the sums claimed pursuant to invoice for auditing the accounts, administration and the group audit	For	0	0	0	2000
17	Receive the Chairman's report regarding which duties the proposed Directors have in other companies; re-elect Claes Boustedt, Bengt Braun, Peter Egardt, Louise Lindh, Fredrik Lundberg, Hans Mertzig, Sten Peterson, Anna-Greta Sjoberg and Ivo Stopner as the Board Members and election of Fredrik Lundberg as the Chairman of the Board of Directors	For	0	0	0	2000
18	Approve the guidelines for remuneration to the Executive Officers	For	0	0	0	2000
19	Approve to renew the authorization for the Board of Directors to acquire shares in the Company so as to be valid until the next AGM; the acquisitions must take place via NASDAQ OMX Stockholm within the price interval registered from time to time between the highest bid prices and the lowest ask price; and authorize the Board of Directors, during the period until the next AGM, to sell the Company's shares in a manner other than via NASDAQ	For	0	0	0	2000

OMX Stockholm as payment in conjunction with, or in order
to finance, acquisitions of companies or real estate and
thus, without regard to shareholders' pre-emption rights, to transfer shares to a specific person as payment for such
acquisition; the authorization may be utilized on one or
more occasions and may cover all shares in the company
which the company holds from time to time

20	End of meeting	None		Non Voting
KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS
Security ID:	7582556			Meeting Type:	MIX
Ticker:	LI			Meeting Date:	08-Apr-2010
ISIN	FR0000121964
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	None		Non Voting
2
French Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the
necessary card, account details and directions.  The
following applies to Non-Resident Shareowners:   Proxy
Cards: Voting instructions will be forwarded to the Global
Custodians that have become Registered Intermediaries, on
the Vote Deadline Date. In capacity as Registered
Intermediary, the Global Custodian will sign the Proxy Card
and forward to the local custodian. If you are unsure
whether your Global Custodian acts as Registered
Intermediary, please contact your representative
		None		Non Voting
3	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/0226/201002261000483.pdf	None		Non Voting
4	Approve the annual financial statements for FY 2009	For	250	0	0	0
5	Approve the consolidated financial statements for the FY 2009	For	250	0	0	0
6	Approve the transactions and agreements for pursuant to the Article L. 225-86 of the Commercial Code	For	250	0	0	0
7	Approve the income for FY 2009	For	250	0	0	0
8	Approve the payment of the dividend in cash or shares	For	250	0	0	0
9	Approve the renewal of Mr. Bertrand de Feydeau's term as a Supervisory Board member	For	250	0	0	0
10	Approve the renewal of Mr. Dominique Hoenn's term as a Supervisory Board member	For	250	0	0	0
11	Approve the renewal of Mr. Vivien Levy-Garboua's term as a Supervisory Board member	For	250	0	0	0
12	Ratify the co-optation of Mrs. Dominique Aubernon as a Supervisory Board member	For	250	0	0	0
13	Approve the renewal of the Cabinet Mazars' term, as permanent Co-Statutory Auditor and Mr. Patrick de Cambourg's term as Substitute Co-Statutory Auditor	For	250	0	0	0
14	Approve the renewal of the Cabinet Deloitte et Associes' term, as permanent Co-Statutory Auditor and BEAS' term as Substitute Co-Statutory Auditor	For	250	0	0	0
15	Authorize the Executive Board to proceed with trading the shares of the Company	For	250	0	0	0
16	Authorize the Executive Board to reduce the share capital by cancellation of treasury shares	For	250	0	0	0
17	Grant powers for the formalities	For	250	0	0	0
18
PLEASE NOTE THAT THIS IS A REVISION DUE TO
INSERTION OF ADDITIONAL TEXT IN RESOLUTION 12.
IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
		None		Non Voting
CAPITAMALLS ASIA LTD
Security ID:	B442NY4			Meeting Type:	Annual General Meeting
Ticker:	CMA			Meeting Date:	12-Apr-2010
ISIN	SG1Z05950543
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Directors' report and audited financial statements for the YE 31 DEC 2009 and the Auditors' report thereon	For	0	0	0	0
2	Declare a first and final 1-tier dividend of SGD 0.01 per share for the YE 31 DEC 2009	For	0	0	0	0
3	Approve Directors' fees of SGD 86,200 for the YE 31 DEC 2009	For	0	0	0	0
4	Re-elect Mr. Liew Mun Leong, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	For	0	0	0	0
5	Re-elect Ms. Jennie Chua as a Director, who retires by rotation pursuant to Article 101 of the Articles of Association of the Company	For	0	0	0	0
6	Re-elect Mr. Sunil Tissa Amarasuriya as a Director, who retires by rotation pursuant to Article 101 of the Articles of Association of the Company	For	0	0	0	0
7	Re-elect Dr. Fu Yuning as a Director, who retires by rotation pursuant to Article 101 of the Articles of Association of the Company	For	0	0	0	0
8	Re-elect Dr. Loo Choon Yong as a Director, who retires by rotation pursuant to Article 101 of the Articles of Association of the Company	For	0	0	0	0
9	Re-elect Mrs. Arfat Pannir Selvam as a Director, who retires by rotation pursuant to Article 101 of the Articles of Association of the Company	For	0	0	0	0
10	Re-elect Professor Tan Kong Yam as a Director, who retires by rotation pursuant to Article 101 of the Articles of Association of the Company	For	0	0	0	0
11	Re-elect Mr. Hiroshi Toda as a Director, who retires by rotation pursuant to Article 101 of the Articles of Association of the Company	For	0	0	0	0
12	Re-elect Mr. Yap Chee Keong as a Director, who retires by rotation pursuant to Article 101 of the Articles of Association of the Company	For	0	0	0	0
13	Re-appoint KPMG LLP as the Auditors of the Company and authorize the Directors to fix their remuneration	For	0	0	0	0
14	Transact such other ordinary business	None		Non Voting
15
Authorize the Directors of the Company, pursuant to
Section 161 of the Companies Act, Capital 50 of Singapore:
(a) (i) issue shares in the capital of the Company ["shares"]
whether by way of rights, bonus or otherwise; and/or (ii)
make or grant offers, agreements or options [collectively,
"Instruments"] that might or would require shares to be
issued, including but not limited to the creation and issue of
[as well as adjustments to] warrants, debentures or other
instruments convertible into shares, at any time and upon
such terms and conditions and for such purposes and to
such persons as the Directors may in their absolute
discretion deem fit; and (b) (notwithstanding the authority
conferred by this Resolution may have ceased to be in
force] issue shares in pursuance of any Instrument made or
granted by the Directors while this Resolution was in force, provided that: (1) the aggregate number of shares to be
issued pursuant to this Resolution [including shares to be
issued in pursuance of Instruments made or
		For	0	0	0	0

that may be issued under subparagraph (1) above, the total
number of issued shares [excluding treasury shares] shall
be based on the total number of issued shares [excluding
treasury shares] in the capital of the Company at the time
this Resolution is passed, after adjusting for: (I) new shares arising from the conversion or exercise of any convertible
securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed; and (II) any subsequent bonus issue, consolidation
or subdivision of shares; (3) in exercising the authority
conferred by this Resolution, the Company shall comply
with the provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has been
waived by the SGX-ST] and the Articles of Association for
the time being of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
date by which the next AGM of the Company is required by
law to be held]

16
Authorize the Directors to: (a) grant awards in accordance
with the provisions of the CapitaMalls Asia Performance
Share Plan ["Performance Share Plan"] and/or the
CapitaMalls Asia Restricted Stock Plan [the "Restricted
Stock Plan"] [the Performance Share Plan and the
Restricted Stock Plan together being referred to as the
"Share Plans"]; and (b) allot and issue from time to time
such number of fully paid shares in the Company as may be
required to be issued pursuant to the vesting of awards
granted under the Share Plans, provided that the aggregate
number of shares to be issued pursuant to the vesting of
awards granted under the Share Plans shall not exceed
15% of the total number of issued shares [excluding
treasury shares] in the capital of the Company from time to
time
		For	0	0	0	0
CAPITAMALL TRUST
Security ID:	6420129			Meeting Type:	ExtraOrdinary General Meeting
Ticker:	CT			Meeting Date:	14-Apr-2010
ISIN	SG1M51904654
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
Approve the acquisition of Clarke Quay  the Acquisition
from Clarke Quay Pte Limited  the vendor  for a purchase
consideration of SGD 268 million on the terms and
conditions set out in the Sale and Purchase Agreement
dated 09 FEB 2010  the Sale and Purchase Agreement
made between HSBC institutional Trust Services
Singapore  Limited, as trustee of CMT  the trustee  and the
vendor; approve and ratify the entry into of he Sale and
Purchase Agreement; approve the payment of all fees and
expenses relating to the acquisition; and authorize the
CapitaMall Trust Management Limited, as Manager of CMT
the Manager , any Director of the Manager, and the
Trustee, to complete and do all such acts and things
including executing all such documents as may be required
as the Manager, such Director of the Manager or, as the
case may be, the Trustee may consider expedient or
necessary or in the interests of CMT to give effect to the
acquisition
		For	9840	0	0	0
CAPITAMALL TRUST
Security ID:	6420129			Meeting Type:	Annual General Meeting
Ticker:	CT			Meeting Date:	14-Apr-2010
ISIN	SG1M51904654
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Report of HSBC Institutional Trust Services [Singapore] Limited, as trustee of CMT [the Trustee], the Statement by CapitaMall Trust Management Limited, as manager of CMT [the Manager], and the audited financial statements of CMT for the FYE 31 DEC 2009 and the Auditors' report thereon	For	9840	0	0	0
2	Re-appoint KPMG LLP as the Auditors of CMT to hold office until the conclusion of the next AGM of CMT, and authorize the Manager to fix their remuneration	For	9840	0	0	0
3
Authorize the Manager, to: (a) (i) issue units in CMT
("Units") whether by way of rights, bonus or otherwise;
and/or (ii) make or grant offers, agreements or options
(collectively, "Instruments") that might or would require
Units to be issued, including but not limited to the creation and issue of (as well as adjustments to) securities,
warrants, debentures or other instruments convertible into
Units, at any time and upon such terms and conditions and
for such purposes and to such persons as the Manager may
in its absolute discretion deem fit; and (b) issue Units in
pursuance of any Instrument made or granted by the
Manager while this Resolution was in force (notwithstanding
that the authority conferred by this Resolution may have
ceased to be in force at the time such Units are issued),
provided that: (1) the aggregate number of Units to be
issued pursuant to this Resolution (including Units to be
issued in pursuance of Instruments made or granted
pursuant to this Resolution) shall not exceed 50% of the
total number of issued Units (excluding treasury Units, if
any) (as calculated in accordance with this resolution), of
which the aggregate number of Units to be issued other
than on a prorata basis to Unitholders shall not exceed 20%
of the total number of issued Units (excluding treasury
Units, if any) (as calculated in accordance with this
paragraph); (2) subject to such manner of calculation as
		For	9840	0	0	0

may be prescribed by Singapore Exchange Securities
Trading Limited [the "SGXST"] for the purpose of
determining the aggregate number of  Units that may be
issued under sub-paragraph (1) above, the total number of
issued Units (excluding treasury Units, if any) shall be
based on the number of issued Units (excluding treasury
Units, if any) at the time this Resolution is passed, after
adjusting for: (a) any new Units arising from the conversion or exercise of any Instruments which are outstanding at the
time this Resolution is passed; and (b) any subsequent
bonus issue, consolidation or subdivision of Units; (3) in
exercising the authority conferred by this Resolution, the
Manager shall comply with the provisions of the Listing
Manual of the SGX-ST for the time being in force (unless
such compliance has been waived by the SGX-ST) and the
trust deed constituting CMT (as amended) (the "Trust
Deed") for the time being in force (unless otherwise
exempted or waived  by the Monetary Authority of
Singapore); (4) (unle

authorize the Manager and the Trustee to complete and do
all such acts and things (including executing all such
documents as may be required) as the Manager or, as the
case may be, the Trustee may consider expedient or
necessary or in the interest of CMT to give effect to the
authority conferred by this Resolution

4	Authorize the Manager, contingent on the passing of Resolution 3 above, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub- limit on a non pro rata basis referred to in Resolution 3 above, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31 DEC 2010 or such later date as may be determined by the SGX-ST	For	9840	0	0	0
5	Transact such other business	None		Non Voting
SUNTEC REAL ESTATE INVESTMENT TRUST, SINGAPORE
Security ID:	B04PZ72			Meeting Type:	ExtraOrdinary General Meeting
Ticker:	SUN			Meeting Date:	15-Apr-2010
ISIN	SG1Q52922370
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
Amend the Clause 15.1.4 of the trust deed dated 01 NOV
2004  as amended constituting Suntec REIT with the
Management fee supplement  as specified  in the manner
as specified; and authorize Ara Trust Management  Suntec
Limited, in its capacity as Manager of Suntec REIT  the
Manager , any Director of the Manager, and HSBC
Institutional Trust Services  Singapore  Limited, in its
capacity as trustee of Suntec REIT  the Trustee , to
complete and do all such acts and things  including
executing all such documents as may be required as the
Manager, such Director of the Manager or as the case may
be, the Trustee may consider expedient or necessary or in
the interest of Suntec REIT to give effect to the
Management Fee Supplement
		For	11000	0	0	0
SUNTEC REAL ESTATE INVESTMENT TRUST, SINGAPORE
Security ID:	B04PZ72			Meeting Type:	Annual General Meeting
Ticker:	SUN			Meeting Date:	15-Apr-2010
ISIN	SG1Q52922370
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Report of HSBC Institutional Trust Services (Singapore) Limited, as trustee of Suntec REIT (the Trustee), the Statement by ARA Trust Management (Suntec) Limited, as manager of Suntec REIT (the Manager) and the audited financial statements of Suntec REIT for the FYE 31 DEC 2009 and the Auditors' Report thereon	For	11000	0	0	0
2	Re-appoint KPMG LLP as the Auditors of Suntec REIT to hold office until the conclusion of the next AGM of Suntec REIT and authorize the Manager to fix their Remuneration	For	11000	0	0	0
3
Authorize the Manager to: (a) (i) issue new units in Suntec
REIT (Units) whether by way of rights, bonus or otherwise;
and/or (ii) make or grant offers, agreements or options
(collectively, Instruments) that might or would require Units to be issued, including but not limited to the creation and
issue of (as well as adjustments to) warrants, debentures or other instruments convertible into Units, at any time and
upon such terms and conditions and to such persons as the
Manager may, in its absolute discretion deem fit; and (b)
issue Units in pursuance of any Instrument made or granted
by the Manager while this Resolution was in force
(notwithstanding that the authority conferred by this
Resolution may have ceased to be in force at the time such
Units are issued), provided that: (A) the aggregate number
of Units to be issued pursuant to this Resolution (including
Units to be issued in pursuance of Instruments made or
granted pursuant to this Resolution): (i) until 31 DEC 2010
or such later date as may be determined by Singapore
Exchange Securities Trading Limited (the "SGX-ST") by
way of renounceable rights issues on a pro rata basis (such
renounceable rights issue as authorised by this sub-
paragraph (A)(i), "Renounceable Rights Issues") to holders
of Units ("Unitholders") shall not exceed 100% of the total
number of issued Units (excluding treasury Units, if any) (as
		For	11000	0	0	0

calculated in accordance with sub-paragraph (B) below; and
(ii) by way of Unit issues other than Renounceable Rights
Issues ("Other Unit Issues") shall not exceed 50% of the
total number of issued Units (excluding treasury Units, if
any) (as calculated in accordance with sub-paragraph (B)
below) at the time of the passing of this Resolution, of which the aggregate number of Units and convertible securities to
be issued other than on a pro rata basis to all Unitholders
shall not exceed 20% of the total number of issued Units
(excluding treasury Units, if any) (as calculated in
accordance with sub-paragraph (B) below); the Units to be
issued under the Renounceable Rights Issues and Other
Unit Issues shall not, in aggregate, exceed 100% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with sub-paragraph (B) below); (B)
subject to such manner of calculation as may be prescribed
by the SGX-ST for the purpose of determining the
aggregate number of Units that may be
issued under sub-paragraph (A) above, the total number of issued Units
(excluding treasury Units, if any) shall be based on the total number of issued Units (excluding treasury Units, if any) as at the time this Resolution is passed, after adjusting for: (i)
any new Units arising from the conversion or exercise of
any Instruments which are outstanding as at the time this
Resolution is passed; and (ii) any subsequent bonus issue,
consolidation or subdivision of Units; (C) in exercising the authority conferred by this Resolution, the Manager shall
comply with the provisions of the Listing Manual of the
SGX-ST for the time being in force (unless such compliance
has been waived by the SGX-ST) and the trust deed
constituting Suntec REIT (as amended from time to time)
(the "Trust Deed") (unless otherwise exempted or waived by

the Monetary Authority of Singapore); (D) unless revoked or
varied by the Unitholders in a general meeting, the authority conferred by this Resolution shall continue in force until (i)
the conclusion of the next AGM of Suntec REIT or (ii) the
date by which the next AGM of Suntec REIT is required by
applicable regulations to be held, whichever is earlier; (E)
authorize the Manager and the Trustee to complete and do
all such acts and things (including executing all such
documents as may be required) as the Manager or, as the
case may be, the Trustee may consider expedient or
necessary or in the interest of Suntec REIT to give effect to the authority conferred by this Resolution; and (F) where the terms of the issue of the Instruments provide for adjustment to the number of Instruments or Units into which the
Instruments may be converted in the event of rights, bonus
or other capitalisation issues or any other events, the
Manager may issue additional Instruments or Units
pursuant to such adjustment notwithstanding that the
authority conferred by this Resolution may have ceased to
be in force at the time the Instruments or Units are issued

4	Authorize the Manager, contingent on the passing of Ordinary Resolution 3 above, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit for Other Unit Issues on a non pro rata basis referred to in Resolution 3 above, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31 DEC 2010 or such later date as may be determined by the SGX-ST	For	11000	0	0	0
5	Transact any other business	None		Non Voting
CAPITALAND LTD
Security ID:	6309303			Meeting Type:	Annual General Meeting
Ticker:	CAPL			Meeting Date:	16-Apr-2010
ISIN	SG1J27887962
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Directors' report and audited financial statements for the YE 31 DEC 2009 and the Auditors' report thereon	For	3750	0	0	0
2	Declare a first and final 1-tier dividend of SGD 0.055 per share and a special 1-tier dividend of SGD 0.05 per share for the YE 31 DEC 2009	For	3750	0	0	0
3	Approve the Directors' fees of SGD 1,183,331 for the YE 31 DEC 2009	For	3750	0	0	0
4	Re-appointment of Dr. Hu Tsu Tau as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	For	3750	0	0	0
5	Re-appointment of Mr. Richard Edward Hale as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore to hold office from the date of this AGM until the next AGM	For	3750	0	0	0
6	Re-election of Mr. Peter Seah Lim Huat as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	For	3750	0	0	0
7	Re-election of Mr. Liew Mun Leong as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	For	3750	0	0	0
8	Re-election of Dr. Fu Yuning as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	For	3750	0	0	0
9	Re-election of Mr. John Powell Morschel as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	For	3750	0	0	0
10	Re-appointment of the Messrs KPMG LLP as the Auditors of the Company and to authorize the Directors to fix their remuneration	For	3750	0	0	0
11	Transact such other business	None		Non Voting
12	Appointment of Mr. Ng Kee Choe as a Director pursuant to Article 101 of the Articles of Association of the Company, with effect from 16 APR 2010	For	3750	0	0	0
13
Authorize the Directors of the Company, pursuant to
Section 161 of the Companies Act, Chapter 50 of Singapore
issue shares in the capital of the Company [shares] whether
by way of rights, bonus or otherwise; and/or to make grant
offers agreements or options [collectively Instruments] that might or would require shares to be issued, including but
not limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other instruments
convertible into shares, at any time and upon such terms
and conditions and for such purposes and to such persons
as the Directors may in their absolute discretion deem fit;
and [notwithstanding the authority conferred by this
resolution may have ceased to be in force] issue shares in
pursuance of any instrument made or granted by the
Directors while this resolution was in force; the aggregate
number of shares to be issued pursuant to this resolution
[including shares to be issued in pursuance of instruments
made or granted pursuant to this resolution] dose not
exceed 50% of the total number of issued shares [excluding
treasury shares] in the capital of the Company [as
calculated in accordance with this Resolution], of which the aggregate number of shares to be issued other than on a
pro rata basis to shareholders of the Company [including
shares to be issued in pursuance of Instruments made or
granted pursuant to this Resolution] does not exceed 10%
of the total number of issued shares [excluding treasury
shares] in the capital of the Company [as calculated in
accordance with this Resolution]; [subject to such manner of calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST] for the
purpose of determining the aggregate number of shares
that may be issued under this Resolution, the total number
		For	3750	0	0	0

of issued shares [excluding treasury shares] shall be based
on the total number of issued shares [excluding treasury
shares] in the capital of the Company at the time this
Resolution is passed, after adjusting for: new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are
outstanding or subsisting at the time this Resolution is
passed; and any subsequent bonus issue, consolidation or
subdivision of shares; in exercising the authority conferred by this Resolution, the Company shall comply with the

provisions of the Listing Manual of the SGX-ST for the time
being in force [unless such compliance has been waived by
the SGX-ST] and the Articles of Association for the time
being of the Company; and [Authority expires the earlier or
at the conclusion of the next AGM of the Company or the
date by which the next AGM of the Company is required by
law to be held]

CAPITALAND LTD
Security ID:	6309303			Meeting Type:	ExtraOrdinary General Meeting
Ticker:	CAPL			Meeting Date:	16-Apr-2010
ISIN	SG1J27887962
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 (the 'Companies Act'), to purchase or otherwise acquire ordinary shares in the capital of the Company (Shares) not exceeding in aggregate the Maximum Limit (as specified), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price (as specified), whether by way of: CONTD	For	3750	0	0	0
2
CONTD (i) market purchase(s) on the Singapore Exchange
Securities Trading Limited (SGX-ST) and/or any other stock
exchange on which the Shares may for the time being be
listed and quoted (Other Exchange); and/or (ii) off-market
purchase(s) (if effected otherwise than on the SGX-ST or,
as the case may be, Other Exchange) in accordance with
any equal access scheme(s) as may be determined or
formulated by the Directors as they consider CONTD
		None		Non Voting
3
CONTD fit, which scheme(s) shall satisfy all the conditions
prescribed by the Companies Act, and otherwise in
accordance with all other laws and regulations and rules of
the SGX-ST or, as the case may be, Other Exchange as
may for the time being be applicable, (the Share Purchase
Mandate); Authority expires the earlier of the date on which the next AGM of the Company is held or the date by which
the next AGM of the Company is required by law to be
CONTD
		None		Non Voting
4
CONTD held ; and to complete and do all such acts and
things (including executing such documents as may be
required) as they and/or he may consider expedient or
necessary to give effect to the transactions contemplated
and/or authorized by this Resolution
		None		Non Voting
5	Approve a new performance share plan to be known as the 'CapitaLand Performance Share Plan 2010' (the 'CapitaLand PSP 2010'), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (PSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of payment, to selected employees (including Executive Directors) CONTD	For	3750	0	0	0
6
CONTD of the Company, its subsidiaries and associated
Companies, details of which are as specified; and authorize
the Directors of the Company: (i) to establish and administer the CapitaLand PSP 2010; and (ii) to modify and/or alter the
CapitaLand PSP 2010 at any time and from time to time,
provided that such modification and/or alteration is effected in accordance with the provisions of the CapitaLand PSP
2010, and to do all such acts and to enter CONTD
		None		Non Voting
7
CONTD into all such transactions and arrangements as
may be necessary or expedient in order to give full effect to the CapitaLand PSP 2010; and to grant PSP Awards in
accordance with the provisions of the CapitaLand PSP 2010
and to allot and issue from time to time such number of fully paid-up Shares as may be required to be delivered pursuant
to the vesting of PSP Awards under the CapitaLand PSP
2010, provided that the aggregate CONTD
		None		Non Voting
8
CONTD number of new Shares allotted and issued and/or
to be allotted and issued, when aggregated with existing
Shares (including Shares held in treasury and cash
equivalents) delivered and/or to be delivered, pursuant to
the CapitaLand PSP 2010, the CapitaLand RSP 2010 (as
specified Resolution 3), and all Shares, options or awards
granted under any other share schemes of the Company
then in force, shall not exceed 8% of the total number of
issued Shares (excluding treasury shares) from time to time
		None		Non Voting
9	Approve a new restricted share plan to be known as the 'CapitaLand Restricted Share Plan 2010' (the 'CapitaLand RSP 2010'), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (RSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of payment, to selected employees (including Executive Directors CONTD	For	3750	0	0	0
10
CONTD and Non-Executive Directors of the Company, its
subsidiaries and associated companies, details of which are
as specified; and authorize the Directors of the Company: (i)
to establish and administer the CapitaLand RSP 2010; and
(ii) to modify and/or alter the CapitaLand RSP 2010 at any
time and from time to time, provided that such modification
and/or alteration is effected in accordance with the
provisions of the CapitaLand CONTD
		None		Non Voting
11
CONTD RSP 2010, and to do all such acts and to enter into
all such transactions and arrangements as may be
necessary or expedient in order to give full effect to the
CapitaLand RSP 2010; and to grant RSP Awards in
accordance with the provisions of the CapitaLand RSP
2010 and to allot and issue from time to time such number
of fully paid-up Shares as may be required to be delivered
pursuant to the vesting of RSP Awards under the CONTD
		None		Non Voting
12
CONTD CapitaLand RSP 2010, provided that the aggregate
number of new Shares allotted and issued and/or to be
allotted and issued, when aggregated with existing Shares
(including Shares held in treasury and cash equivalents)
delivered and/or to be delivered, pursuant to the CapitaLand
RSP 2010, the CapitaLand PSP 2010 (as specified in
Resolution 2), and all Shares, options or awards granted
under any other share schemes of the Company then in
CONTD
		None		Non Voting
13	CONTD force, shall not exceed 8% of the total number of issued Shares (excluding treasury shares) from time to time	None		Non Voting
VASTNED RETAIL NV
Security ID:	4927194			Meeting Type:	Annual General Meeting
Ticker:	VASTN			Meeting Date:	21-Apr-2010
ISIN	NL0000288918
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 671997 DUE TO CHANGE IN VOTING
STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU.
		None		Non Voting
2	PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS GENERAL MEETING ARE RELAXED AS THERE IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED WITH THIS MEETING. THANK YOU.	None		Non Voting
3	Opening and announcements	None		Non Voting
4	Approve the minutes of the general meeting of shareholders of 07 APR 2009	For	300	0	0	0
5	Approve the minutes of the EGM of shareholders of 15 MAY 2009	For	300	0	0	0
6	Approve the discussion of the report of the Board of Management on the FY 2009	For	300	0	0	0
7	Approve the annual accounts on the FY 2009	For	300	0	0	0
8	Approve the explanation of dividend and reservation policy in the context of the existing dividend policy, the direct investment result is distributed in full from the freely distributable reserves; a portion approaching the fiscal result must be distributed in cash, less 15% withholding tax, and the remainder will be distributed as optional dividend, to be paid out in cash less 15% withholding tax, or in shares, tax-free, and charged to the share premium reserve	For	300	0	0	0
9	Declare final dividend for the 2009 FY it is proposed to declare a dividend for 2009 of EUR 4.03, charged to the freely distributable reserves, and to pay out a final dividend, after deduction of the interim dividend of EUR1.25, of EUR 2.78, of which EUR 2.78 in cash less 15% withholding tax, or EUR 1.10 in cash less 15% withholding tax, plus a percentage in shares yet to be determined, depending on	For	300	0	0	0

the share price, but approaching a cash equivalent of EUR
1.68, charged to the share premium reserve, without
deduction of withholding tax. the share will trade ex dividend as of 23 APR 2010  the option period runs from 23 APR
2010 through 03 MAY 2010; the stock ratio will be
determined based on the average closing prices during the
option period; a choice for shares must be made before 03
MAY 2010; after that date, the optional dividend can only be paid out in cash. the stock ratio will be disclosed on 03 MAY
2010 in a press release

10	Approve the corporate governance the Chairman of the Supervisory Board will comment on vastned retail's corporate governance structure and compliance with the Dutch corporate governance code	For	300	0	0	0
11	Receive the remuneration report the remuneration report is appended to this agenda and included in the 2009 annual report that addresses the remuneration system for the members of the board of management of vastned management; this Company is the sole Director of Vastned Retail N.V.	For	300	0	0	0
12	Grant discharge the members of the Board of Management in respect of their Management during the 2009 FY	For	300	0	0	0
13	Grant discharge of the members of the supervisory board in respect of their supervision of the management conducted by the board of management during the 2009 FY; it is proposed to discharge of the members of the supervisory Board in respect of their supervision of the management conducted by the board of management during the 2009 FY	For	300	0	0	0
14	Reappointment of Mr. W.J. Kolff as a Member of the Supervisory Board (including information pursuant to Book 2, Section 142 (3) of the Dutch Civil Code)	For	300	0	0	0
15	Reappointment of Mr. B.A.G. Van Nievelt as a Member of the Supervisory Board (including information pursuant to Book 2, Section 142 (3) of the Dutch Civil Code)	For	300	0	0	0
16	Approve against the binding nomination	For	300	0	0	0
17	Any other business	None		Non Voting
18	Closing	None		Non Voting
19	RECORD DATE HAS BEEN CHANGED FROM 14 APR TO 15 APR 2010	None		Non Voting
CAPITACOMMERCIAL TRUST
Security ID:	B011YD2			Meeting Type:	Annual General Meeting
Ticker:	CCT			Meeting Date:	28-Apr-2010
ISIN	SG1P32918333
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the report of HSBC Institutional Trust Services (Singapore) Limited, as trustee of CCT (the Trustee), the Statement by CapitaCommercial Trust Management Limited, as Manager of CCT (the Manager) and the audited financial statements of CCT for the FYE ended 31 DEC 2009 and the Auditors' report thereon	For	16000	0	0	0
2	Re-appointment of Messrs KPMG LLP as the Auditors of CCT to hold office until the conclusion of the next AGM of CCT, and authorise the Manager to fix their remuneration	For	16000	0	0	0
3
Authorize the Manager, to: (a) (i) issue units in CCT (Units)
whether by way of rights, bonus or otherwise; and/or (ii)
make or grant offers, agreements or options (collectively,
Instruments) that might or would require Units to be issued, including but not limited to the creation and issue of (as well as adjustments to) securities, warrants, debentures or other instruments convertible into Units, at any time and upon
such terms and conditions and for such purposes and to
such persons as the Manager may in its absolute discretion
deem fit; and (b) issue Units in pursuance of any Instrument made or granted by the Manager while this Resolution was
in force (notwithstanding that the.CONTD
		For	16000	0	0	0
4
CONTD.authority conferred by this Resolution may have
ceased to be in force), provided that: (1) the aggregate
number of Units to be issued pursuant to this Resolution
(including Units to be issued in pursuance of Instruments
made or granted pursuant to this Resolution) shall not
exceed 50% of the total number of issued Units (excluding
treasury Units, if any) (as calculated in accordance with this resolution), of which the aggregate number of Units to be
issued other than on a pro rata basis to Unitholders does
not exceed 20% of the total number of issued Units
(excluding treasury Units, if any) (as calculated in
accordance with this resolution); (2) subject to such manner of calculation.CONTD
		None		Non Voting
5
CONTD.as may be prescribed by the Singapore Exchange
Securities Trading Limited (SGX-ST) for the purpose of
determining the aggregate number of Units that may be
issued under this resolution, the total number of issued
Units (excluding treasury Units, if any) shall be based on the number of issued Units (excluding treasury Units, if any) at the time this Resolution is passed, after adjusting for: (a)
any new Units arising from the conversion or exercise of
any Instruments which are outstanding at the time this
Resolution is passed; and (b) any subsequent bonus issue,
consolidation or subdivision of Units; (3) in exercising the authority conferred by this Resolution, the Manager.CONTD
		None		Non Voting
6
CONTD.shall comply with the provisions of the Listing
Manual of the SGX-ST for the time being in force (unless
such compliance has been waived by the SGXST) and the
trust deed constituting CCT (as amended) (the Trust Deed)
for the time being in force (unless otherwise exempted or
waived by the Monetary Authority of Singapore);  Authority
expires the earlier or until the conclusion of the next AGM of
CCT or the date by which the next AGM of CCT is required
by applicable regulations to be held ; where the terms of the issue of the Instruments provide for adjustment to the
number of Instruments or Units into which the Instruments
may be converted, in the event of.CONTD
		None		Non Voting
7
CONTD.rights, bonus or other capitalization issues or any
other events, and to issue additional Instruments or Units
pursuant to such adjustment notwithstanding that the
authority conferred by this Resolution may have ceased to
be in force at the time the Instruments or Units are issued;
and to complete and do all such acts and things (including
executing all such documents as may be required) as the
Manager or, as the case may be, the Trustee may consider
expedient or necessary or in the interest of CCT to give
effect to the authority conferred by this Resolution
		None		Non Voting
8	Authorize the Manager, contingent on the passing of Resolution 3, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit for the issue of Units on a non pro rata basis referred to in Resolution 3, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31 DEC 2010 or such later date as may be determined by the SGX-ST	For	16000	0	0	0
9	Transact such other business	None		Non Voting
UNIBAIL-RODAMCO SE, PARIS
Security ID:	7076242			Meeting Type:	MIX
Ticker:	UL			Meeting Date:	28-Apr-2010
ISIN	FR0000124711
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
French Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the
necessary card, account details and directions.    The
following applies to Non-Resident Shareowners:   Proxy
Cards: Voting instructions will be forwarded to the Global
Custodians that have become Registered Intermediaries, on
the Vote Deadline Date. In capacity as Registered
Intermediary, the Global Custodian will sign the Proxy Card
and forward to the local custodian. If you are unsure
whether your Global Custodian acts as Registered
Intermediary, please contact your representative
		None		Non Voting
2	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	None		Non Voting
3	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/0322/201003221000766.pdf	None		Non Voting
4	Approve the annual accounts	For	400	0	0	0
5	Approve the consolidated accounts	For	400	0	0	0
6	Approve the allocation of the result	For	400	0	0	0
7	Approve the distribution of a sum deducted on the contribution bonus line item	For	400	0	0	0
8	Approve the regulated agreements and commitments	For	400	0	0	0
9	Approve to renew Mr. Frans J. G. M. Cremers' appointment as a Member of the Supervisory Board	For	400	0	0	0
10	Approve to renew Mr. Francois Jaclot's appointment as a Member of the Supervisory Board	For	400	0	0	0
11	Authorize the Board of Directors in order to allow the Company to trade in its own shares	For	400	0	0	0
12	Authorize the Board of Directors for the purpose of reducing the authorized capital by canceling shares held by the Company	For	400	0	0	0
13	Powers for the required formalities	For	400	0	0	0
14
PLEASE NOTE THAT THIS IS A REVISION DUE TO
CHANGE IN RECORD DATE. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
		None		Non Voting
HAMMERSON PLC R.E.I.T., LONDON
Security ID:	0406501			Meeting Type:	Annual General Meeting
Ticker:	HMSO			Meeting Date:	29-Apr-2010
ISIN	GB0004065016
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Receive the Directors annual report and financial statements	For	0	0	0	3000
2	Approve the remuneration report	For	0	0	0	3000
3	Re-elect David Atkins as a Director	For	0	0	0	3000
4	Re-elect David Edmonds as a Director	For	0	0	0	3000
5	Re-elect Jacques Espinasse as a Director	For	0	0	0	3000
6	Re-elect John Hirst as a Director	For	0	0	0	3000
7	Re-elect Simon Melliss as a Director	For	0	0	0	3000
8	Election of Terry Duddy as a Director	For	0	0	0	3000
9	Re-appoint the Auditors, Deloitte LLP	For	0	0	0	3000
10	Authorize the Directors to agree the Auditors remuneration	For	0	0	0	3000
11	Authorize the Directors to allot securities, pursuant to section 551 of the Companies Act 2006	For	0	0	0	3000
12	Approve to empower the Directors pursuant to sections 570 and 573 of the Companies Act 2006 to allot equity securities as though section 56 1 of that Act did not apply to such allotment	For	0	0	0	3000
13	Authorize the market purchases by the company of its shares	For	0	0	0	3000
14	Authorize the Company to hold General Meetings other than AGM's of 14days notice	For	0	0	0	3000
15	Adopt the new Articles of Association	For	0	0	0	3000
SERGO PLC REIT
Security ID:	B5ZN1N8			Meeting Type:	Annual General Meeting
Ticker:	SGRO			Meeting Date:	29-Apr-2010
ISIN	GB00B5ZN1N88
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Receive the financial statements for the YE 31 DEC 2009	For	0	0	0	4000
2	Declare a final dividend of 9.4 pence per ordinary share	For	0	0	0	4000
3	Approve the remuneration report for the YE 31 DEC 2009	For	0	0	0	4000
4	Re-elect Ian Coull as a Director	For	0	0	0	4000
5	Re-elect David Sleath as a Director	For	0	0	0	4000
6	Re-elect Thom Wernink as a Director	For	0	0	0	4000
7	Re-appoint Deloitte LLP as the Auditors of the Company	For	0	0	0	4000
8	Authorize the Directors to determine the remuneration of the auditors	For	0	0	0	4000
9	Grant authority for the political donations under the Companies Act 2006	For	0	0	0	4000
10	Approve to confer on the Directors a general authority to allot ordinary shares	For	0	0	0	4000
11	Approve to disapply statutory pre-emption rights relating to ordinary shares allotted under to the authority granted by resolution 10	For	0	0	0	4000
12	Approve to confer on the Directors an additional authority to allot ordinary shares in connection with a rights issue	For	0	0	0	4000
13	Approve to disapply statutory pre-emption rights relating to ordinary shares allotted under to the authority granted in resolution 12	For	0	0	0	4000
14	Authorize the Company to make market purchases of its ordinary shares	For	0	0	0	4000
15	Approve to enable a general meeting other than an AGM to be held on not less than 14 clear days' notice	For	0	0	0	4000
16	Adopt the new Articles of Association	For	0	0	0	4000
17	Authorize the Directors to pay scrip dividends	For	0	0	0	4000
AEON MALL CO.,LTD.
Security ID:	6534202			Meeting Type:	Annual General Meeting
Ticker:	8905			Meeting Date:	12-May-2010
ISIN	JP3131430005
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Amend Articles to: Allow Board to Make Rules Governing Exercise of Shareholders' Rights, Expand Business Lines, Adopt Reduction of Liability System for Outside Directors, Adopt Reduction of Liability System for Outside Auditors, Adopt Restriction to the Rights for Odd-Lot Shares	For	0	0	0	500
2	Appoint a Director	For	0	0	0	500
3	Appoint a Director	For	0	0	0	500
4	Appoint a Director	For	0	0	0	500
5	Appoint a Director	For	0	0	0	500
6	Appoint a Director	For	0	0	0	500
7	Appoint a Director	For	0	0	0	500
8	Appoint a Director	For	0	0	0	500
9	Appoint a Director	For	0	0	0	500
10	Appoint a Director	For	0	0	0	500
11	Appoint a Director	For	0	0	0	500
12	Appoint a Director	For	0	0	0	500
13	Appoint a Director	For	0	0	0	500
14	Appoint a Director	For	0	0	0	500
15	Appoint a Director	For	0	0	0	500
16	Appoint a Corporate Auditor	For	0	0	0	500
WESTFIELD HLDGS LTD / WESTFIELD TR / WESTFIELD AME
Security ID:	B01BTX7			Meeting Type:	Annual General Meeting
Ticker:	WDC			Meeting Date:	27-May-2010
ISIN	AU000000WDC7
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	To discuss the Company's financial statements and reports for the YE 31 DEC 2009	None		Non Voting
2	Approve the Company's remuneration report for the YE 31 DEC 2009	For	8000	0	0	0
3	Re-elect Frederick G. Hilmer AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	For	8000	0	0	0
4	Re-elect John McFarlane as a Director of the Company, who retires by rotation in accordance with Company's Constitution	For	8000	0	0	0
5	Re-elect Judith Sloan as a Director of the Company, who retires by rotation in accordance with Company's Constitution	For	8000	0	0	0
6	Re-elect Mark Johnson AO as a Director of the Company, who retires by rotation in accordance with Company's Constitution	For	8000	0	0	0
7	Re-elect Frank P. Lowy AC as a Director of the Company, who retires by rotation in accordance with Company's Constitution	For	8000	0	0	0
FONCIERE DES REGIONS, METZ
Security ID:	7745638			Meeting Type:	MIX
Ticker:	FDR			Meeting Date:	28-May-2010
ISIN	FR0000064578
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE "FOR" AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.	None		Non Voting
2
French Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the
necessary card, account details and directions.    The
following applies to Non-Resident Shareowners:   Proxy
Cards: Voting instructions will be forwarded to the Global
Custodians that have become Registered Intermediaries, on
the Vote Deadline Date. In capacity as Registered
Intermediary, the Global Custodian will sign the Proxy Card
and forward to the local custodian. If you are unsure
whether your Global Custodian acts as Registered
Intermediary, please contact your representative
		None		Non Voting
3	Approve the financial statements for the FYE on 31 DEC 2009; grant discharge of duties	For	200	0	0	0
4	Approve the consolidated financial statements for the FYE on 31 DEC 2009	For	200	0	0	0
5	Approve the allocation of income - distribution of the dividends	For	200	0	0	0
6	Approve the Agreements pursuant to Article L.225-86 of the Commercial Code	For	200	0	0	0
7	Approve the attendance allowances	For	200	0	0	0
8	Grant authority for a shares repurchase program	For	200	0	0	0
9	Ratify the co-optation of the Company Batipart SAS as Supervisory Board member	For	200	0	0	0
10	Amend of Article 21 of the Statutes of the Company - payment dividends	For	200	0	0	0
11	Authorize the Executive Board to decide on increasing the share capital of the Company by incorporation of reserves, profits or premiums	For	200	0	0	0
12	Authorize the Executive Board to decide on the capital increase by issuing shares and/or securities giving access to the capital of the Company with preferential subscription rights of the shareholders	For	200	0	0	0
13	Authorize the Executive Board in the event of capital increase with preferential subscription rights to increase the number of issuable securities	For	200	0	0	0
14	Approve the overall limitation of the authorizations	For	200	0	0	0
15	Authorize the Executive Board to issue any securities giving right to the allotment of debt securities	For	200	0	0	0
16	Authorize the Executive Board to increase the capital of the Company in favor of employees who are members of a company saving plan	For	200	0	0	0
17	Authorize the Executive Board to grant options to subscribe for or purchase shares of the Company	For	200	0	0	0
18	Authorize the Executive Board to reduce the share capital of the Company	For	200	0	0	0
19	Powers	For	200	0	0	0
20	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2010/0421/201004211001339.pdf	None		Non Voting
SHIMAO PROPERTY HOLDINGS LIMITED
Security ID:	B16YNS1			Meeting Type:	Annual General Meeting
Ticker:	0813			Meeting Date:	31-May-2010
ISIN	KYG810431042
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANKS YOU.	None		Non Voting
2	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100427 /LTN20100427355.pdf	None		Non Voting
3	Receive and adopt the audited consolidated financial statements together with the reports of the Directors and the Auditor of the Company for the YE 31 DEC 2009	For	12000	0	0	0
4	Declare the final dividend for the YE 31 DEC 2009	For	12000	0	0	0
5	Re-elect Mr. Liu Sai Fei as an Executive Director of the Company	For	12000	0	0	0
6	Re-elect Mr. Hui Wing Mau as an Executive Director of the Company	For	12000	0	0	0
7	Re-elect Mr. Ip Wai Shing, Andy as an Executive Director of the Company	For	12000	0	0	0
8	Re-elect Mr. Lu Hong Bing as an Independent Non- Executive Director of the Company	For	12000	0	0	0
9	Authorize the Board of Directors to fix the remuneration of Directors	For	12000	0	0	0
10	Re-appoint PricewaterhouseCoopers as the Auditor of the Company and authorize the Board of Directors of the Company to fix their remuneration	For	12000	0	0	0
11	Authorize the Directors of the Company to issue shares in the Company	For	12000	0	0	0
12	Authorize the Directors of the Company to repurchase shares in the Company	For	12000	0	0	0
13	Approve to extend the general mandate granted to the Directors of the Company to issue shares by adding the number of shares repurchased	For	12000	0	0	0
CHINA RES LD LTD
Security ID:	6193766			Meeting Type:	Annual General Meeting
Ticker:	1109			Meeting Date:	01-Jun-2010
ISIN	KYG2108Y1052
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.	None		Non Voting
2	Receive the audited financial statements and the Directors' report and the Independent Auditor's report for the YE 31 DEC 2009	For	11000	0	0	0
3	Declare a final dividend	For	11000	0	0	0
4	Re-elect Mr. Wu Xiangdong as a Director	For	11000	0	0	0
5	Re-elect Mr. Jiang Wei as a Director	For	11000	0	0	0
6	Re-elect Mr. Li Fuzuo as a Director	For	11000	0	0	0
7	Re-elect Mr. Du Wenmin as a Director	For	11000	0	0	0
8	Re-elect Mr. Wang Shi as a Director	For	11000	0	0	0
9	Re-elect Mr. Ma Si Hang Frederick as a Director	For	11000	0	0	0
10	Approve to fix the remuneration of the Directors	For	11000	0	0	0
11	Re-appoint the Auditor and authorize the Directors to fix their remuneration	For	11000	0	0	0
12	Grant a general mandate to the Directors to repurchase shares of the Company	For	11000	0	0	0
13	Grant a general mandate to the Directors to issue new shares of the Company	For	11000	0	0	0
14	Approve to extend the general mandate to be given to the Directors to issue new shares	For	11000	0	0	0
15	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423 /LTN20100423765.pdf	None		Non Voting
HENDERSON LAND DEVELOPMENT CO LTD
Security ID:	6420538			Meeting Type:	ExtraOrdinary General Meeting
Ticker:	0012			Meeting Date:	01-Jun-2010
ISIN	HK0012000102
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.	None		Non Voting
2	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100512 /LTN20100512146.pdf	None		Non Voting
3	Approve the Bonus Warrants Issue and the transactions as contemplated thereunder [as specified]	For	6000	0	0	0
HENDERSON LAND DEVELOPMENT CO LTD
Security ID:	6420538			Meeting Type:	Annual General Meeting
Ticker:	0012			Meeting Date:	01-Jun-2010
ISIN	HK0012000102
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.	None		Non Voting
2	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100428 /LTN20100428254.pdf	None		Non Voting
3	Receive the audited accounts and the reports of the Directors and the Auditors for the 18 months ended 31 DEC 2009	For	6000	0	0	0
4	Declare a final dividend	For	6000	0	0	0
5	Re-elect Mr. Lee King Yue as a Director	For	6000	0	0	0
6	Re-elect Mr. Li Ning as a Director	For	6000	0	0	0
7	Re-elect Mr. Lee Tat Man as a Director	For	6000	0	0	0
8	Re-elect Sir Po-shing Woo as a Director	For	6000	0	0	0
9	Re-elect Mr. Gordon Kwong Che Keung as a Director	For	6000	0	0	0
10	Re-elect Professor Ko Ping Keung as a Director	For	6000	0	0	0
11	Re-appoint the Auditors and authorize the Directors to fix their remuneration	For	6000	0	0	0
12	Authorize the Directors to repurchase shares	For	6000	0	0	0
13	Authorize the Directors to allot new shares	For	6000	0	0	0
14	Authorize the Directors to allot new shares equal to the aggregate nominal amount of share capital purchased by the Company	For	6000	0	0	0
15	Approve to increase the authorized share capital of HKD 10,000,000,000 and authorize a Director to execute any documents or to do all acts in relation thereto	For	6000	0	0	0
AGILE PROPERTY HOLDINGS LTD
Security ID:	B0PR2F4			Meeting Type:	ExtraOrdinary General Meeting
Ticker:	3383			Meeting Date:	03-Jun-2010
ISIN	KYG011981035
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.	None		Non Voting
2	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100513 /LTN20100513005.pdf	None		Non Voting
3
Approve the provision of the (i) market customary
indemnities (the "2010 Notes Indemnity") granted by the
Company and the subsidiary guarantors named therein in
the purchase agreement (the "Purchase Agreement") dated
21 APR 2010 entered into, among others, the Company,
Merrill Lynch International, Morgan Stanley & Co
International plc ("Morgan Stanley"), Deutsche Bank AG,
Singapore Branch and Standard Chartered Bank, in relation
to the issue of the 8.875% senior notes due 2017 in the
aggregate principal amount of USD 650,000,000 (the "2010
Notes") in favor of and for the benefit of Morgan Stanley, or any of its affiliates and their respective Officers, Directors, employees and agents (the "Indemnified Persons") whereby
the Company and the subsidiary guarantors named therein
in the Purchase Agreement will indemnify and hold
harmless each of the Indemnified Persons, from and
against any and all losses, claims, damages and liabilities
(including, without limitation, any legal or other expenses
reasonably incurred in connection with defending or
investigating any such action or claim) caused by any
untrue statement or alleged untrue statement of a material
fact contained in the documents set out under the Purchase
Agreement or whatsoever as set out in the Purchase
Agreement; and (ii) market customary indemnities (the
"Consent Solicitation Indemnity") granted by the Company
and the subsidiary guarantors named therein in the
solicitation agent agreement (the "Solicitation Agent
		For	15000	0	0	0

Agreement") dated 22 APR 2010 entered into, among
others, the Company, Morgan Stanley and the subsidiary
guarantors named therein in relation to the solicitation of
consents from the holders of the 10% senior notes due
2016 in the aggregate principal amount of USD
300,000,000 to certain amendments to the indenture dated
12 NOV 2009 as amended among the Company, the
subsidiary guarantors signatory thereto, and HSBC Bank
USA, National Association, as trustee, in favor of and for the benefit of each of the Indemnified Persons, pursuant to
which the Company and the subsidiary guarantors named
therein in the Solicitation Agent Agreement will indemnify,
defend and hold harmless each of the Indemnified Persons
from and against any losses, claims, damages, liabilities
and expenses or whatsoever as set out in the Solicitation
Agent Agreement, and will reimburse each of the
Indemnified Persons for all expenses reasonably incurred
(including reasonable fees and expenses of counsel) as
they are incurred in connection with investigating, preparing, pursuing or defending any losses, claims, damages,
liabilities, expenses, action, suit, investigation or proceeding
(whether or not pending or threatened and whether or not
any Indemnified Persons is a party), under the terms of the
Solicitation Agent Agreement, are in the interests of the
Company and the Shareholders as a whole, and the terms
of the 2010 Notes Indemnity and the Consent Solicitation
Indemnity are on normal commercial terms and are fair and
reasonable and that in accordance to Chapter 14A of the
Listing Rules of the Stock Exchange, the 2010 Notes
Indemnity and the Consent Solicitation Indemnity are
authorized and approved in all respects; and authorize each
of the Directors of the Company (the "Directors" and each a

"Director") and the Company secretary, and such other
persons by any of them, in connection with the actions
contemplated by the foregoing resolution to do such further
acts and things as any Director or the company secretary or
such other person shall deem necessary or appropriate in
connection with, or to carry out the actions contemplated by, the foregoing resolution, including to do and perform (or
cause to be done and performed), in the name and on
behalf of the Company, all such acts and to make, execute,
deliver, issue or file (or cause to be made, executed,
delivered or filed) with any person including any
governmental authority or agency, all such agreements,
documents, instruments, certificates, consents and waivers,

and all amendments to any such agreements, documents,
instruments or certificates, and to pay, or cause to be paid, all such payments, as any of them may deem necessary or
advisable to carry out the intent of the foregoing resolution, the authority for the taking of any such action and the
execution and delivery of such of the foregoing to be
conclusively evidenced by the performance thereby

AGILE PROPERTY HOLDINGS LTD
Security ID:	B0PR2F4			Meeting Type:	Annual General Meeting
Ticker:	3383			Meeting Date:	03-Jun-2010
ISIN	KYG011981035
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.	None		Non Voting
2	Received and approve the audited financial statements of the Company and its subsidiaries for the YE 31 DEC 2009 together with the Directors' report and the Auditor's report thereon	For	15000	0	0	0
3	Re-elect Mr. Chan Cheuk Hung as a Director	For	15000	0	0	0
4	Re-elect Mr. Chan Cheuk Nam as a Director	For	15000	0	0	0
5	Re-elect Mr. Cheung Wing Yui as a Director	For	15000	0	0	0
6	Authorize the Remuneration Committee to fix the remuneration of the Executive Directors	For	15000	0	0	0
7	Approve the payment of remuneration to each of the Independent Non-executive Directors	For	15000	0	0	0
8	Declare a final dividend for the YE 31 DEC 2009	For	15000	0	0	0
9	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to fix their remuneration	For	15000	0	0	0
10	Authorize the Directors to repurchase shares of the Company	For	15000	0	0	0
11	Approve to give a general mandate to the Directors to issue shares of the Company	For	15000	0	0	0
12	Approve the nominal amount of the shares repurchased under Resolution 6.A. to the mandate granted to the Directors under resolution 6.B	For	15000	0	0	0
13	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429 /LTN20100429418.pdf	None		Non Voting
14	Transact any other business	None		Non Voting
15
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF NON-NUMBERED AND NON-VOTABLE
RESOLUTION. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
		None		Non Voting
CHINA OVERSEAS LD & INVT LTD
Security ID:	6192150			Meeting Type:	ExtraOrdinary General Meeting
Ticker:	0688			Meeting Date:	09-Jun-2010
ISIN	HK0688002218
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.	None		Non Voting
2	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419 /LTN20100419530.pdf	None		Non Voting
3	Ratify and approve the New CSCECL Group Engagement Agreement (as specified) and the transactions contemplated thereunder and the implementation thereof, and to approve the New Cap (as defined)	For	18700	0	0	0
CHINA OVERSEAS LD & INVT LTD
Security ID:	6192150			Meeting Type:	Annual General Meeting
Ticker:	0688			Meeting Date:	09-Jun-2010
ISIN	HK0688002218
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.	None		Non Voting
2	Receive and adopt the Audited financial statements and the reports of the Directors and the Independent Auditor's report for the FYE 31 DEC 2009	For	18700	0	0	0
3	Re-elect Mr. Kong Qingping as a Director	For	18700	0	0	0
4	Re-elect Mr. Xiao Xiao as a Director	For	18700	0	0	0
5	Re-elect Mr. Dong Daping as a Director	For	18700	0	0	0
6	Re-elect Mr. Nip Yun Wing as a Director	For	18700	0	0	0
7	Re-elect Mr. Lin Xiaofeng as a Director	For	18700	0	0	0
8	Re-elect Mr. Lam Kwong Siu as a Director	For	18700	0	0	0
9	Re-elect Dr. Wong Ying Ho, Kennedy as a Director	For	18700	0	0	0
10	Authorize the Board to fix the remuneration of the Directors	For	18700	0	0	0
11	Approve the declaration of a final dividend for the YE 31 DEC 2009 of HK 13 cents per share	For	18700	0	0	0
12	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration	For	18700	0	0	0
13	Authorize the Directors the general and unconditional mandate to repurchase shares in the capital of the Company up to 10% of the issued share capital of the Company	For	18700	0	0	0
14	Authorize the Directors the general and unconditional mandate to allot, issue and deal with new shares not exceeding 20% of the issued share capital of the Company	For	18700	0	0	0
15	Approve the extension of the authority granted to the Directors by Resolution 7 above by adding the number of shares repurchased pursuant to the authority granted to the Directors by Resolution 6 above	For	18700	0	0	0
16	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419 /LTN20100419484.pdf	None		Non Voting
ASCENDAS REAL ESTATE INVESTMENT TRUST
Security ID:	6563875			Meeting Type:	Annual General Meeting
Ticker:	AREIT			Meeting Date:	28-Jun-2010
ISIN	SG1M77906915
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the report of HSBC Institutional Trust Services Singapore Limited as trustee of A-REIT the Trustee the Statement by Ascendas Funds Management (S) Limited as manager of A-REIT the Manager and the Audited Financial Statements of A-REIT for the FYE 31 MAR 2010 and the Auditors' report thereon	For	13960	0	0	0
2	Re-appoint KPMG LLP as the Auditors of A-REIT to hold office until the conclusion of the next AGM of A-REIT and authorize the Manager to fix their remuneration	For	13960	0	0	0
3
Authorize the Manager to: issue units in A-REIT  Units
whether by way of rights, bonus or otherwise; and/or make
or grant offers, agreements or options  collectively,
Instruments  that might or would require Units to be issued, including but not limited to the creation and issue of  as well as adjustments to  securities, warrants, debentures or other instruments convertible into Units, at any time and upon
such terms and conditions and for such purposes and to
such persons as the Manager may in its absolute discretion
deem fit; and issue Units in pursuance of any Instrument
made or granted by the Manager while this Resolution was
in force  notwithstanding that the authority conferred by this
Resolution may have ceased to be in force at the time such
Units are issued  provided that: the aggregate number of
units CONTD..
		For	13960	0	0	0
4
..CONTD to be issued pursuant to this resolution  including
Units to be issued in pursuance of instruments made or
granted pursuant to this resolution) shall not exceed 50% of the total number of issued units excluding treasury Units, if
any   as calculated in accordance with sub-paragraph below
of which the aggregate number of units to be issued other
than on a pro rata basis to unitholders shall not exceed 20%
of the total number of issued units  excluding treasury units,
		None		Non Voting

if any   as calculated in accordance with sub-paragraph
below; subject to such manner of calculation as may be
prescribed by the Singapore Exchange Securities Trading
Limited  the SGX-ST  for the purpose of determining the
aggregate number of units that may be issued under sub-
paragraph above, the total number of issued units
excluding treasury units, if any  CONTD..

5
..CONTD shall be based on the number of issued units
excluding treasury Units, if any  at the time this resolution is passed, after adjusting for: any new units arising from the
conversion or exercise of any Instruments which are
outstanding at the time this resolution is passed; and any
subsequent bonus issue, consolidation or subdivision of
Units; in exercising the authority conferred this resolution, the Manager shall comply with the provisions of the Listing
Manual of the SGX-ST for the time being in force unless
such compliance has been waived by the SGX-ST   and the
trust deed constituting A-REIT  as amended   the Trust
Deed   for the time being in force  unless otherwise
exempted or waived by the Monetary Authority of Singapore
		None		Non Voting
6
..CONTD [Authority expires earlier of the conclusion of the
next AGM of A-REIT or the date by which the next AGM of
A-REIT is required by applicable regulations to be held];
where the terms of the issue of the Instruments may be
converted, in the event of rights, bonus or other
capitalization issues or any other events, the Manager is
authorized to issue additional Instruments or Units pursuant to such adjustment not withstanding that the authority
conferred by this resolution may have ceased to be in force
at the time the instruments or Units are issued; and the
authorize the Manager and the Trustee to complete and do
all such acts and things [including executing all such
document as may required] as the Manager or, as the case
may be, the Trustee may consider expedient or necessary
or in the interest of A-REIT to give effect to the authority conferred by this resolution
		None		Non Voting
ASCENDAS REAL ESTATE INVESTMENT TRUST
Security ID:	6563875			Meeting Type:	ExtraOrdinary General Meeting
Ticker:	AREIT			Meeting Date:	28-Jun-2010
ISIN	SG1M77906915
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1
Approve the distribution reinvestment plan to be known as
the "Ascendas Real Estate Investment Trust Distribution
Reinvestment Plan" under which the Directors of the
manager of A-REIT [the Directors] may, whenever the
Directors have resolved that a distribution [including an
interim, final, special or other distribution] be paid or
declared on units in A-REIT [Units], that unit holders of A-
REIT [Unitholders] entitled to such distribution may elect to receive an allotment of new Units each credited as fully paid in lieu of cash in respect of such distribution [further
particulars of which are set out in the circular to Unit holders dated 03 JUN 2010; [ii] A-REIT's distribution date, as set
out in A-REIT's trust deed dated 09 OCT 2002 constituting
A-REIT [as amended] [the Trust Deed], be extended from
60 calendar days to 90 calendar days from the end of the
applicable financial quarter of A-REIT [the "DRP
Supplement"]; [iii] authorize the Ascendas Funds
Management [S] Limited, as manager of A-REIT [the
"Manager"], and/or HSBC institutional Trust Services
[Singapore] Limited, as trustee of A-REIT [the "Trustee"]; [a]
to establish and administer the Distribution Reinvestment
plan; [b] to modify and/or alter the Distribution Reinvestment
Plan from time to time and to do all such acts and things
and to enter into all such transactions and arrangements as
may be necessary or expedient in order to give full effect to the Distribution Reinvestment Plan; and [c] to allot and
issue from time to time such number of new Units as may
be required to be allotted and issued pursuant to the
Distribution Reinvestment Plan; [iv] unless revoked or
varied by Unit holders in a general meeting, such authority
		For	13960	0	0	0

shall continue in force; and [v] authorize the Manager, any
Director and the Trustee to complete and do all such acts
and things [including executing all such documents as may
be required] as the Manager, such Director or, as the case
may be, the Trustee may consider expedient or necessary
or in the interests of A-REIT to give effect to the Distribution
Reinvestment Plan [including the DRP Supplement]

2	Amend the Trust Deed with the Notice Supplement [as defined in the circular] in the manner as specified in Appendix C of the Circular; and authorize the Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such document as may be required] as the Manager, such Director or, as the case may be, the Trustee may consider expedient or necessary or in the interests of A-REIT to give effect to the Notice Supplement	For	13960	0	0	0
MITSUBISHI ESTATE COMPANY,LIMITED
Security ID:	6596729			Meeting Type:	Annual General Meeting
Ticker:	8802			Meeting Date:	29-Jun-2010
ISIN	JP3899600005
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Please reference meeting materials.	None		Non Voting
2	Approve Appropriation of Retained Earnings	For	2000	0	0	0
3	Appoint a Director	For	2000	0	0	0
4	Appoint a Director	For	2000	0	0	0
5	Appoint a Director	For	2000	0	0	0
6	Appoint a Director	For	2000	0	0	0
7	Appoint a Director	For	2000	0	0	0
8	Appoint a Director	For	2000	0	0	0
9	Appoint a Director	For	2000	0	0	0
10	Appoint a Director	For	2000	0	0	0
11	Appoint a Director	For	2000	0	0	0
12	Appoint a Director	For	2000	0	0	0
13	Appoint a Director	For	2000	0	0	0
14	Appoint a Director	For	2000	0	0	0
15	Appoint a Director	For	2000	0	0	0
16	Renewal of Countermeasures to Large-Scale Acquisitions of Mitsubishi Estate Co., Ltd. Shares (Takeover Defense Measures)	For	2000	0	0	0
MITSUI FUDOSAN CO.,LTD.
Security ID:	6597603			Meeting Type:	Annual General Meeting
Ticker:	8801			Meeting Date:	29-Jun-2010
ISIN	JP3893200000
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Please reference meeting materials.	None		Non Voting
2	Approve Appropriation of Retained Earnings	For	2000	0	0	0
3	Approve Payment of Bonuses to Directors	For	2000	0	0	0
SUMITOMO REALTY & DEVELOPMENT CO.,LTD.
Security ID:	6858902			Meeting Type:	Annual General Meeting
Ticker:	8830			Meeting Date:	29-Jun-2010
ISIN	JP3409000001
Management Proposal
Item	Proposal	Recommendation	For	Against	Abstain	Take No Action
1	Approve Appropriation of Retained Earnings	For	1000	0	0	0
2	Appoint a Corporate Auditor	For	1000	0	0	0
3	Approve Renewal of Countermeasures to Large-Scale Acquisitions of the Company's Shares	For	1000	0	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Global Real Estate Investments Fund

By (Signature and Title)   /s/ Andrew J. Duffy
                                                   Andrew J. Duffy, President
                                                   Principal Executive Officer

Date    5-11-2011